UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2019

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused International Growth Fund

(Investor Class: WCMRX)
(Institutional Class: WCMIX)

WCM Focused Emerging Markets Fund

(Investor Class: WFEMX)
(Institutional Class: WCMEX)

WCM Focused Global Growth Fund

(Investor Class: WFGGX)
(Institutional Class: WCMGX)

WCM International Small Cap Growth Fund

(Institutional Class: WCMSX)

ANNUAL REPORT
APRIL 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 988-9801 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (888) 988-9801 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

WCM Funds

Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	5
Schedules of Investments	11
Statements of Assets and Liabilities	30
Statements of Operations	32
Statements of Changes in Net Assets	34
Financial Highlights	40
Notes to Financial Statements	47
Report of Independent Registered Public Accounting Firm	62
Supplemental Information	63
Expense Examples	71

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus.

www.wcminvestfunds.com

281 Brooks Street Laguna Beach California 92651 949.380.0200 wcminvest.com

Dear Fellow Shareholders,

We believe that understanding (and periodically reviewing) the “how” and the “why” behind our investment approach serves the valuable function of guarding our temperament in the face of all the noise and fear that “the market” throws at us over time. To that end, and as is our habit, we are again starting this annual report by laying out some broad principles in letter form that aim to give you the basics of our philosophy, goals, strategies and limitations.

It starts with the philosophical underpinnings. First and foremost is the idea that if you desire to achieve a different result than the benchmark (and everyone else), you absolutely have to do something different. This may seem obvious, but surprisingly few are willing to take the career risk to actually do it.

Second, we observe that the best investors of history (among whom we aspire to be counted) think long term and partner with great businesses. Long-term thinking also means paying attention to where the world is going, recognizing that great people are critical to long-term success, and minimizing portfolio turnover.

Third, we are convinced that success—whether great investments, great businesses, or otherwise—is most often the result of recognizing and capitalizing on the few big ideas that really drive the opportunity. Said negatively, more and more data does not a better investor make. As evidence, ask yourself if the giant Wall Street firms with their armies of analysts are counted among the best investors of history.

Fourth, managing to wealth preservation—losing less in the down periods—is perhaps the surest path to long-term outperformance. Our shorthand is “winning by not losing.”

So, how does all that play out in the portfolios?

First is how it impacts portfolio construction. Thinking differently about building portfolios drives us to a focused, best ideas approach with roughly 30-to-40 holdings.

Partnering with great businesses for the long run (and still thinking differently) is the motive behind our “bottom-up” quest to find companies that enjoy a long growth runway, exhibit a strengthening competitive advantage, and nurture a healthy culture that is aligned with that competitive advantage. The consequence for portfolio construction is that by selecting enterprises with those three characteristics, our portfolio—almost by definition—displays two distinctives: 1) our holdings tend to be high quality, historically profitable businesses, and 2) since we tend to find more of those companies among large-cap growth stocks in the healthcare and tech sectors (and only slightly fewer among consumer discretionary and niche industrials), the portfolio has a bias toward those sectors.

Taken together, these first two results (focus, quality businesses in growth sectors) translate into a portfolio construction difference that, in our opinion, explains a good portion of the strategies’ historical excess return.

In fact, we refer to this as our “structural advantage”. It’s based on our belief that growing global consumer prosperity (a large-scale trend that should play out for several decades) means that these growth sectors, which are presently under-represented in the broad-based global indices, have been becoming—and in the long run, we believe, will inexorably become—larger weights in those global benchmarks. It’s simply the idea that wealthier consumers will do just what you’d think: spend more on consumer goods, technology and healthcare. That’s where the growth is most likely to be. And that trend provides a natural, long-term tailwind (advantage) to our portfolio strategies.

But second (and most importantly), all four of those philosophical underpinnings support and inform our primary distinction, stock selection. The essential elements here are principally two: 1) competitive advantage dynamics (improving? deteriorating?), and 2) the role corporate culture plays in nurturing and sustaining that competitive advantage.

Then, with due respect to long-duration growth runways and valuation, a portfolio of these competitively-advantaged businesses is built using thoughtful, multi-factor diversification. This process, we believe, gives us the best chance of achieving our objective: long-term capital appreciation.

With that foundation laid, this note can proceed with some context regarding market conditions during the fiscal year ended 30 April 2019.

Stocks dipped late in 2018 as fears of a slowing global economy applied downward pressure on global equity markets. We observed that higher beta, higher growth stocks tended to be hit the hardest following what had been a multi-quarter run for many of those securities. That pressure was relieved in early 2019 as many companies exceeded earnings estimates and sentiment improved, resulting in a notable rebound in global equities, particularly among growth businesses.

At the end of 2018, the US financial news media were fanning the flames of fear, predicting only doom and gloom in the wake of the worst calendar year since 2008, the worst quarter since 2011, and—particularly frightening—the worst December since 1931. In April of 2019 they pivoted to touting (without any remorse or humility about how wrong they were just 90 days earlier) the US market’s best first quarter since 1998. Media prognostications about the macro outlook were even worse, as one of our favorite writers observed, “Late last year, the Fed raising interest rates was held to be the death by strangulation of this great economic expansion; now the Fed’s backing away from rate hikes is reported as fear that the economy is seriously weakening. Anything the Fed does is bad news; indeed all news is bad.”

Hopefully such examples elucidate one of the key reasons for our constant refrain, “macro guesswork is mostly a low value, low return-on-time exercise.” And it’s also why an uncertain macro outlook tends to be favorable for our kinds of companies; businesses with healthy growth and expanding moats usually stand out, over time, among their peers, and that’s a great thing for patient, long-term investors.

Now to the specifics of our funds.

The WCM Focused International Growth Fund (“FIG”; Institutional Class symbol WCMIX; Investor Class symbol WCMRX) logged a positive fiscal year, returning +8.25% / +7.99%, respectively, for the 12-month period ending April 30, 2019. The benchmark for FIG, the MSCI ACWI ex USA Index, returned −3.23% for the same period, so FIG outperformed by roughly 1,148 / 1,122 basis points, respectively (bps; one basis point equals 0.01%). Portfolio sector weights barely changed: the most notable shift was an approximately 4% reduction in Consumer Discretionary.

Technology, Health Care, and Discretionary were the largest overweight sectors at the end of the year. Good stock selection, combined with its overweight, meant Technology was the largest contributor to returns for FIG. Financials remains the largest underweight, followed by Energy. While sector allocation was a modest contributor to returns, positive stock selection was the dominant driver, accounting for more than 90 percent of FIG’s outperformance.

The WCM Focused Emerging Markets Fund (“FEM”; Institutional Class symbol WCMEX; Investor Class symbol WFEMX) completed its fiscal year with a positive return, up 4.70% / 4.64%, respectively, for the 12-month period ending April 30, 2019. The benchmark for FEM, the MSCI Emerging Markets Index, moved lower, with negative return of −5.04% in this most recent fiscal year. That means FEM was 974 / 968 bps, respectively, ahead of its benchmark.

Changes in sector weights included a reduction in Industrials and Technology of about 8% and 6%, respectively, and an increase in Communications and Financials of about 11% and 6%, respectively. Discretionary is now our largest overweight, followed by Health Care. Financials and Energy are our largest underweights, followed by Materials. For this most recently completed fiscal year, allocation was a detractor, with selection saving the day and driving all of the portfolio’s outperformance, and then some.

The WCM Focused Global Growth Fund (“FGG”; Institutional Class symbol WCMGX; Investor Class symbol WFGGX) completed another positive fiscal year, returning 15.09% / 14.59%, respectively, for the 12-month period ending April 30, 2019. The benchmark for FGG, the MSCI ACWI Index, returned 5.06% for this most recent fiscal year, so FGG was roughly 1,003 / 953 bps, respectively, ahead of the benchmark for this fiscal year.

Portfolio sector weights changed slightly: Health Care and Financials each increased by roughly 4%, while Technology and Consumer Discretionary were each reduced by approximately 5%. Health Care is now, by far, our largest overweight relative to benchmark; Energy is our largest underweight. Sector allocation was a modest contributor, but the lion’s share of outperformance came from selection.

Finally, the WCM International Small Cap Growth Fund (“SIG”; Institutional Class symbol WCMSX) completed its fiscal year with a positive return of 9.29%. The benchmark for SIG, the MSCI ACWI ex USA Small Cap Index, had a negative return of -8.54% for the same period, so SIG was 1,783 bps ahead of its benchmark.

During the fiscal year the sector weight in Industrials was increased by about 6%, while the weight in Financials was reduced by about 6%. The bulk of the outperformance was due to strong stock selection, primarily in Technology, Health Care, and Industrials. Allocation helped, but much less significantly.

Thank you for your confidence and trust,

WCM Investment Management

June 6, 2019

IMPORTANT INFORMATION

Foreign investments present risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. The Fund is non-diversified and may hold fewer securities than a diversified fund. Holding fewer securities increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. The MSCI ACWI Index captures large and mid cap representation across Developed Markets countries (including the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 833 constituents, the index covers approximately 85% of the free-float-adjusted market capitalization in each country. The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 large Developed Markets countries (excluding the U.S.). One cannot invest directly in an index.

The views in this report were those of the Fund managers as of the date this report was printed, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change.

WCM Focused International Growth Fund

FUND PERFORMANCE at April 30, 2019 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Index (MSCI ACWI ex USA). The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2019	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	7.99%	8.43%	8.98%	8/31/11
Institutional Class shares	8.25%	8.69%	7.93%	5/31/11
MSCI ACWI ex USA Index	-3.23%	2.83%	3.29%	5/31/11

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Expense ratios for the Investor Class and Institutional Class shares were 1.31% and 1.06%, respectively, which were stated in the current prospectus dated September 1, 2018. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares. Shares redeemed within 30 days of purchase were charged 1.00% redemption fee. Effective May 1, 2019, the Fund no longer charges redemption fee.

WCM Focused Emerging Markets Fund

FUND PERFORMANCE at April 30, 2019 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI Emerging Markets Index (MSCI EM). The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI EM Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of the emerging markets. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2019	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	4.64%	5.24%	4.93%	6/28/13
Institutional Class shares	4.70%	5.31%	5.02%	6/28/13
MSCI EM Index	-5.04%	4.04%	4.76%	6/28/13

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 2.27% and 1.51%, respectively, and for the Institutional Class shares were 2.02% and 1.26%, respectively, which were stated in the current prospectus dated September 1, 2018, as supplemented March 29, 2019. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2028, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

WCM Focused Emerging Markets Fund

FUND PERFORMANCE at April 30, 2019 (Unaudited) - Continued

In addition to its contractual expense limitation agreement, the Advisor has voluntarily agreed to waive all of its fees and pay all of the operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) for the Fund through April 30, 2019. The Advisor will not seek recoupment of any advisory fees it waived or Fund expenses it paid during such period.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares. Shares redeemed within 30 days of purchase were charged 1.00% redemption fee. Effective May 1, 2019, the Fund no longer charges redemption fee.

WCM Focused Global Growth Fund

FUND PERFORMANCE at April 30, 2019 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World Index (MSCI ACWI). The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI Index captures large to mid-cap representation across Developed Markets countries (including the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2019	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	14.59%	12.00%	12.54%	6/28/13
Institutional Class shares	15.09%	12.24%	12.78%	6/28/13
MSCI ACWI Index	5.06%	6.96%	9.00%	6/28/13

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 2.30% and 1.31%, respectively, and the Institutional Class shares were 2.05% and 1.06%, respectively, which were stated in the current prospectus dated September 1, 2018, as supplemented March 29, 2019. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.30% and 1.05% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2028, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

WCM Focused Global Growth Fund

FUND PERFORMANCE at April 30, 2019 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares. Shares redeemed within 30 days of purchase were charged 1.00% redemption fee. Effective May 1, 2019, the Fund no longer charges redemption fee.

WCM International Small Cap Growth Fund

FUND PERFORMANCE at April 30, 2019 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Small Cap Index (MSCI ACWI ex USA Small Cap). Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 large Developed Markets countries (excluding the U.S.). The index covers approximately 14% of the free float-adjusted market capitalization set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2019	1 Year	Since Inception	Inception Date
Institutional Class shares	9.29%	15.67%	11/30/15
MSCI ACWI ex USA Small Cap Index	-8.54%	7.06%	11/30/15

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Institutional Class shares were 11.36% and 1.26%, respectively, which were stated in the current prospectus dated September 1, 2018, as supplemented March 29, 2019. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.25% of the average daily net assets of the Institutional Class Shares of the Fund. This agreement is in effect until August 31, 2028 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares. Shares redeemed within 30 days of purchase were charged 1.00% redemption fee. Effective May 1, 2019, the Fund no longer charges redemption fee.

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2019

Number of Shares		Value
	COMMON STOCKS — 95.8%
	AUSTRALIA — 4.0%
2,196,869	CSL Ltd.	$307,530,685

	CANADA — 9.5%
1,412,881	Canadian Pacific Railway Ltd.	316,584,246
3,340,985	Dollarama, Inc.	100,351,748
1,265,825	Shopify, Inc.*	308,266,362
		725,202,356
	CHINA — 4.0%
6,106,500	Tencent Holdings Ltd.	302,024,526

	DENMARK — 5.0%
2,143,754	Chr Hansen Holding A/S	218,681,395
1,745,575	DSV A/S	161,280,084
		379,961,479
	FRANCE — 12.5%
2,093,933	EssilorLuxottica S.A.	254,813,516
787,936	LVMH Moet Hennessy Louis Vuitton S.E.	308,466,869
1,273,415	Pernod Ricard S.A.	221,876,425
1,752,016	Ubisoft Entertainment S.A.*	167,105,698
		952,262,508
	GERMANY — 3.3%
986,083	adidas A.G.	253,377,765

	HONG KONG — 3.7%
27,976,400	AIA Group Ltd.	285,120,485

	INDIA — 3.6%
2,368,554	HDFC Bank Ltd. - ADR	271,554,716

	IRELAND — 6.8%
1,769,383	Accenture PLC - Class A	323,213,192
907,786	ICON PLC*	123,985,412
883,623	Ryanair Holdings PLC - ADR*	68,604,490
		515,803,094
	JAPAN — 4.1%
501,300	Keyence Corp. [2]	313,209,130

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 2.6%
65,944,123	Wal-Mart de Mexico S.A.B. de C.V.	$193,785,518

	NETHERLANDS — 2.5%
764,145	ASML Holding N.V.	159,568,759
422,960	Core Laboratories N.V.	26,811,434
		186,380,193
	SPAIN — 2.5%
2,412,670	Amadeus IT Group S.A.	191,909,552

	SWEDEN — 1.9%
4,749,514	Atlas Copco A.B. - A Shares	147,628,410

	SWITZERLAND — 12.6%
1,965,781	Alcon, Inc.*	113,201,206
1,799,327	Chubb Ltd.	261,262,280
350,670	Geberit A.G.	147,047,391
2,828,906	Nestle S.A.	272,202,388
1,070,005	Sika A.G.	163,808,420
		957,521,685
	TAIWAN — 3.4%
5,986,901	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	262,346,002

	UNITED KINGDOM — 7.3%
10,848,586	Compass Group PLC	246,565,203
10,731,110	Experian PLC	311,340,719
		557,905,922
	UNITED STATES — 6.5%
380,047	Mettler-Toledo International, Inc.*	283,233,827
2,013,904	ResMed, Inc.	210,473,107
		493,706,934
	TOTAL COMMON STOCKS
	(Cost $5,666,960,865)	7,297,230,960

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2019

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.0%
$305,756,537	UMB Money Market II Special, 2.22%[1]	$305,756,537
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $305,756,537)	305,756,537

	TOTAL INVESTMENTS — 99.8%
	(Cost $5,972,717,402)	7,602,987,497

	Other Assets in Excess of Liabilities — 0.2%	17,920,918
	TOTAL NET ASSETS — 100.0%	$7,620,908,415

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.
[2]

These securities were deemed temporarily illiquid due to extended holiday closure. The total temporarily illiquid securities represent 4.1% of Net Assets. Total value of these securities is $313,209,130.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
SUMMARY OF INVESTMENTS
As of April 30, 2019

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	22.5%
Health Care	17.0%
Consumer Discretionary	13.4%
Consumer Staples	13.2%
Industrials	12.3%
Financials	10.7%
Communications	4.1%
Materials	2.2%
Energy	0.4%
Total Common Stocks	95.8%
Short-Term Investments	4.0%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019

Number of Shares		Value
	COMMON STOCKS — 95.1%
	ARGENTINA — 5.4%
11,089	Globant S.A.*	$931,365
4,432	MercadoLibre, Inc.*	2,145,709
		3,077,074
	BRAZIL — 3.0%
54,900	Hapvida Participacoes e Investimentos S.A.[1]	423,675
68,100	Lojas Renner S.A.	814,192
53,800	Notre Dame Intermedica Participacoes S.A.	481,869
		1,719,736
	CHINA — 25.9%
21,378	Alibaba Group Holding Ltd. - ADR*	3,967,115
154,574	ANTA Sports Products Ltd.	1,089,632
234,240	By-health Co., Ltd. - Class A	754,166
83,367	China International Travel Service Corp. Ltd. - Class A	958,928
70,200	Hangzhou Tigermed Consulting Co., Ltd. - Class A	691,913
165,400	Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	761,103
68,000	Shenzhou International Group Holdings Ltd.	912,758
74,400	Tencent Holdings Ltd.	3,679,788
391,000	TravelSky Technology Ltd. - Class H	1,004,315
86,700	WuXi AppTec Co., Ltd. - Class H*,[1]	1,066,509
		14,886,227
	CZECH REPUBLIC — 1.2%
18,866	Komercni banka A.S.	714,856

	HONG KONG — 5.4%
233,756	AIA Group Ltd.	2,382,316
199,000	China Mengniu Dairy Co., Ltd.*	735,646
		3,117,962
	INDIA — 9.8%
31,077	Asian Paints Ltd.	653,743
2,689	Eicher Motors Ltd.	787,453
53,313	Godrej Consumer Products Ltd.	499,605
22,792	HDFC Bank Ltd. - ADR	2,613,103
76,203	UPL Ltd.	1,061,799
		5,615,703
	INDONESIA — 3.8%
408,800	Bank Central Asia Tbk P.T.	824,772
3,594,000	Bank Tabungan Pensiunan Nasional Syariah Tbk P.T.*	622,960

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA (Continued)
27,167	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	$726,717
		2,174,449
	MEXICO — 6.8%
501,061	Becle S.A.B. de C.V.	787,359
81,419	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	501,627
4,933	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	811,725
147,664	Regional S.A.B. de C.V.	804,691
338,684	Wal-Mart de Mexico S.A.B. de C.V.	995,268
		3,900,670
	PERU — 1.5%
3,750	Credicorp Ltd.	888,375

	RUSSIA — 4.6%
70,218	Yandex N.V. - Class A*	2,628,260

	SOUTH AFRICA — 3.6%
12,018	Capitec Bank Holdings Ltd.	1,122,988
68,086	Clicks Group Ltd.	931,262
		2,054,250
	SOUTH KOREA — 4.8%
5,065	Cafe24 Corp.*	416,248
17,963	Douzone Bizon Co., Ltd.	879,582
8,645	Koh Young Technology, Inc.	714,897
18,706	Samsung Electronics Co., Ltd.	734,212
		2,744,939
	SPAIN — 1.2%
309,041	Prosegur Cash S.A.[1]	662,726

	SWITZERLAND — 2.4%
31,484	Wizz Air Holdings PLC*,[1]	1,395,822

	TAIWAN — 8.0%
70,000	Airtac International Group	933,303
83,936	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,678,076
		4,611,379
	THAILAND — 2.6%
1,085,300	Bangkok Dusit Medical Services PCL	866,880

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND (Continued)
250,000	CP ALL PCL	$606,891
		1,473,771
	UNITED ARAB EMIRATES — 2.6%
216,924	Network International Holdings PLC*,[1]	1,473,691

	UNITED STATES — 1.7%
5,380	EPAM Systems, Inc.*	964,957

	VIETNAM — 0.8%
85,898	Vietnam Dairy Products JSC	478,839
	TOTAL COMMON STOCKS
	(Cost $44,051,794)	54,583,686
	EQUITY CERTIFICATES— 1.2%

	CHINA — 1.2%
167,100	Shandong Pharmaceutical Glass Co., Ltd. - Class A2	694,725
	TOTAL EQUITY CERTIFICATES
	(Cost $538,539)	694,725

Principal Amount
	SHORT-TERM INVESTMENTS — 3.4%
$1,961,338	UMB Money Market II Special, 2.22%[3]	1,961,338
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,961,338)	1,961,338

	TOTAL INVESTMENTS — 99.7%
	(Cost $46,551,671)	57,239,749

	Other Assets in Excess of Liabilities — 0.3%	150,742
	TOTAL NET ASSETS — 100.0%	$57,390,491

ADR – American Depository Receipt

JSC – Joint Stock Company

PCL – Public Company Limited

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $5,022,423, which represents 8.75% of total net assets of the Fund.
[2]	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At April 30, 2019, the value of these restricted securities amounted to $694,725 or 1.2% of net assets. These restricted securities have not been deemed illiquid.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019

Additional information on each restricted security is as follows:

Security	Counter-Party	Acquisition Date(s)	Acquisition Costs
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	2/21/19	505,391
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	3/13/19	15,093
Shandong Pharmaceutical Glass Co., Ltd. - Class A	Citigroup	4/26/19	18,055

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	20.8%
Technology	20.7%
Financials	20.7%
Consumer Staples	10.1%
Health Care	6.7%
Communications	6.6%
Industrials	6.5%
Materials	3.0%
Total Common Stocks	95.1%
Participation Notes
Materials	1.2%
Short-Term Investments	3.4%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019

Number of Shares		Value
	COMMON STOCKS — 96.3%
	ARGENTINA — 2.8%
5,747	MercadoLibre, Inc.*	$2,782,353

	CANADA — 7.2%
31,021	Canadian National Railway Co.	2,878,128
17,146	Shopify, Inc.*	4,175,566
		7,053,694
	CHINA — 3.4%
67,200	Tencent Holdings Ltd.	3,323,679

	FRANCE — 4.2%
10,674	EssilorLuxottica S.A.	1,298,934
16,245	Pernod Ricard S.A.	2,830,485
		4,129,419
	GERMANY — 2.7%
28,085	Symrise A.G.	2,699,512

	HONG KONG — 3.0%
290,000	AIA Group Ltd.	2,955,525

	INDIA — 3.3%
28,693	HDFC Bank Ltd. - ADR	3,289,652

	JAPAN — 3.2%
5,105	Keyence Corp. [1]	3,189,572

	NETHERLANDS — 0.3%
311	Adyen N.V.*,2	253,097

	SWEDEN — 1.5%
48,614	Atlas Copco A.B. - A Shares	1,511,061

	SWITZERLAND — 3.2%
17,073	Alcon, Inc.*	983,164
14,786	Chubb Ltd.	2,146,927
		3,130,091
	TAIWAN — 2.8%
62,838	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,753,561

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 2.3%
101,519	Compass Group PLC	$2,307,310

	UNITED STATES — 56.4%
24,829	Agilent Technologies, Inc.	1,949,077
31,289	Amphenol Corp. - Class A	3,115,133
10,990	ANSYS, Inc.*	2,151,842
85,236	Boston Scientific Corp.*	3,163,960
33,774	Charles Schwab Corp.	1,546,174
6,824	Cooper Cos., Inc.	1,978,414
15,473	Costco Wholesale Corp.	3,799,086
21,074	Crown Castle International Corp. - REIT	2,650,688
16,838	Ecolab, Inc.	3,099,539
30,908	First Republic Bank	3,264,503
37,195	Graco, Inc.	1,906,244
7,995	Illumina, Inc.*	2,494,440
3,625	Mettler-Toledo International, Inc.*	2,701,567
6,930	Netflix, Inc.*	2,567,842
25,034	Schlumberger Ltd.	1,068,451
4,100	Sherwin-Williams Co.	1,864,803
26,010	STERIS PLC	3,406,790
13,355	Stryker Corp.	2,522,893
22,832	Verisk Analytics, Inc.	3,222,508
24,142	Visa, Inc. - Class A	3,969,669
25,000	West Pharmaceutical Services, Inc.	3,094,750
		55,538,373
	TOTAL COMMON STOCKS
	(Cost $81,082,127)	94,916,899

Principal Amount
	SHORT-TERM INVESTMENTS — 3.8%
$3,730,196	UMB Money Market II Special, 2.22%[3]	3,730,196
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,730,196)	3,730,196

	TOTAL INVESTMENTS — 100.1%
	(Cost $84,812,323)	98,647,095

	Liabilities in Excess of Other Assets — (0.1)%	(131,824)
	TOTAL NET ASSETS — 100.0%	$98,515,271

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019

*	Non-income producing security.
[1]

These securities were deemed temporarily illiquid due to extended holiday closure. The total temporarily illiquid securities represent 3.24% of Net Assets. The total value of these securities is $3,189,572.

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $253,097, which represents 0.26% of total net assets of the Fund.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	24.0%
Financials	20.4%
Industrials	12.8%
Technology	11.6%
Consumer Discretionary	8.3%
Communications	6.8%
Consumer Staples	6.7%
Materials	4.6%
Energy	1.1%
Total Common Stocks	96.3%
Short-Term Investments	3.8%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019

Number of Shares		Value
	COMMON STOCKS — 95.2%
	AUSTRALIA — 4.7%
16,171	Afterpay Touch Group Ltd.*	$291,728
15,240	Bellamy's Australia Ltd.*	115,818
72,440	Zip Co., Ltd.*	156,268
		563,814
	BRAZIL — 3.9%
5,194	Azul S.A. - ADR*	134,836
69,812	Grupo SBF S.A.*	208,309
13,900	Notre Dame Intermedica Participacoes S.A.	124,498
		467,643
	CANADA — 7.4%
10,612	CAE, Inc.	246,824
2,200	Cargojet, Inc.	128,992
4,700	Descartes Systems Group, Inc.*	187,691
2,345	FirstService Corp.	204,061
2,138	Kinaxis, Inc.*	116,834
		884,402
	CHINA — 1.4%
16,600	Hangzhou Tigermed Consulting Co., Ltd. - Class A	163,615

	DENMARK — 1.4%
1,716	SimCorp A/S	168,215

	GERMANY — 6.7%
3,838	Delivery Hero S.E.*,1	176,877
6,379	Evotec S.E.*	157,973
4,469	Isra Vision A.G.	178,940
789	Nemetschek S.E.	145,570
7,343	RIB Software S.E.	144,126
		803,486
	HONG KONG — 1.4%
33,000	Vitasoy International Holdings Ltd.	166,161

	INDIA — 1.3%
17,049	Syngene International Ltd.[1]	150,430

	IRELAND — 1.2%
6,997	Keywords Studios PLC	142,057

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL — 1.8%
1,635	Wix.com Ltd.*	$219,352

	ITALY — 4.5%
8,710	Amplifon S.p.A.	167,342
13,150	Brembo S.p.A.	172,561
5,249	Interpump Group S.p.A.	197,102
		537,005
	JAPAN — 17.4%
3,700	Asahi Intecc Co., Ltd. [3]	187,438
2,060	GMO Payment Gateway, Inc. [3]	164,267
3,535	Harmonic Drive Systems, Inc. [3]	140,741
13,100	Japan Material Co., Ltd. [3]	195,595
4,042	Lasertec Corp. [3]	183,665
5,200	Mercari, Inc.*, 3	161,383
5,840	MonotaRO Co., Ltd. [3]	134,481
8,300	Nihon M&A Center, Inc. [3]	236,848
3,275	Pigeon Corp. [3]	140,221
2,400	PKSHA Technology, Inc.*, 3	135,769
3,100	Raksul, Inc.*, 3	124,356
8,300	Rakus Co., Ltd. [3]	144,966
7,200	ZOZO, Inc. [3]	127,897
		2,077,627
	JERSEY — 1.1%
16,416	Sanne Group PLC	133,999

	MEXICO — 1.0%
21,800	Regional S.A.B. de C.V.	118,798

	NETHERLANDS — 2.5%
2,478	Shop Apotheke Europe N.V.*,1	96,163
2,387	Takeaway.com N.V.*,1	205,342
		301,505
	SOUTH KOREA — 4.3%
1,437	Cafe24 Corp.*	118,094
1,764	Dentium Co., Ltd.	107,669
3,122	Douzone Bizon Co., Ltd.	152,873
278	Medy-Tox, Inc.	133,056
		511,692

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN — 11.4%
24,045	Avanza Bank Holding A.B.	$192,417
11,000	Beijer Ref A.B.	232,574
11,376	Biotage A.B.	154,280
4,408	Cellavision A.B.	147,363
6,214	Indutrade A.B.	189,615
45,929	Karnov Group A.B.*	209,885
11,626	Medicover A.B.*	99,156
6,252	Vitrolife A.B.	131,660
		1,356,950
	SWITZERLAND — 5.0%
717	Tecan Group A.G.	161,554
1,758	VAT Group A.G.*,1	218,240
4,833	Wizz Air Holdings PLC*,1	214,268
		594,062
	TAIWAN — 2.3%
10,200	Airtac International Group	135,996
16,067	Sunny Friend Environmental Technology Co., Ltd.	136,747
		272,743
	UNITED ARAB EMIRATES — 1.6%
28,637	Network International Holdings PLC*,1	194,548

	UNITED KINGDOM — 11.9%
8,392	Abcam PLC	142,584
10,140	accesso Technology Group PLC*	112,388
5,052	ASOS PLC*	258,298
4,705	Craneware PLC	163,807
4,330	Dechra Pharmaceuticals PLC	150,186
1,799	Frontier Developments PLC*	22,895
21,206	GB Group PLC	164,527
7,929	Halma PLC	186,051
1,969	Spirax-Sarco Engineering PLC	211,817
		1,412,553
	UNITED STATES — 1.0%
1,311	Elastic N.V.*	112,156
	TOTAL COMMON STOCKS
	(Cost $10,375,221)	11,352,813

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019

Number of Shares		Value
	EQUITY CERTIFICATES— 0.8%
	CHINA — 0.8%
4,700	Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A*,2	$98,895
	TOTAL EQUITY CERTIFICATES
	(Cost $98,478)	98,895

Principal Amount
	SHORT-TERM INVESTMENTS — 3.8%
$448,988	UMB Money Market II Special, 2.22%[4]	448,988
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $448,988)	448,988

	TOTAL INVESTMENTS — 99.8%
	(Cost $10,922,687)	11,900,696

	Other Assets in Excess of Liabilities — 0.2%	21,147
	TOTAL NET ASSETS — 100.0%	$11,921,843

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,255,868, which represents 10.53% of total net assets of the Fund.
[2]	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At April 30, 2019, the value of these restricted securities amounted to $98,895 or 0.8% of net assets. These restricted securities have not been deemed illiquid.
[3]	These securities were deemed temporarily illiquid due to extended holiday closure. The total temporarily illiquid securities represent 17.4% of Net Assets. Total value of these securities is $2,077,627.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019

Additional information on each restricted security is as follows:

Security	Counter-Party	Acquisition Date(s)	Acquisition Costs
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	8/16/18	2,080
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	10/9/18	2,076
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	10/10/18	70,202
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	12/4/18	24,120

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	18.5%
Health Care	18.3%
Technology	18.0%
Consumer Discretionary	15.8%
Financials	14.2%
Consumer Staples	6.1%
Communications	4.3%
Total Common Stocks	95.2%
Participation Notes
Technology	0.8%
Short-Term Investments	3.8%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2019

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund
Assets:
Investments, at cost	$5,972,717,402	$46,551,671
Foreign currency, at cost	32,332,467	120,322
Investments, at value	$7,602,987,497	$57,239,749
Foreign currency, at value	32,388,865	120,873
Receivables:
Investment securities sold	38,876,372	-
Fund shares sold	13,249,963	149,451
Dividends and interest	16,768,275	94,772
Due from Advisor	-	31,179
Prepaid expenses	126,719	17,748
Total assets	7,704,397,691	57,653,772

Liabilities:
Payables:
Investment securities purchased	71,562,459	178,660
Fund shares redeemed	4,187,301	-
Advisory fees	5,159,785	-
Shareholder servicing fees (Note 7)	743,493	4,768
Distribution fees (Note 8)	40,054	1,272
Fund administration fees	613,659	9,490
Custody fees	482,410	5,562
Fund accounting fees	236,714	23,203
Transfer agent fees and expenses	174,985	10,039
Shareholder reporting fees	75,278	622
Auditing fees	18,400	18,400
Trustees' deferred compensation (Note 3)	11,836	2,060
Legal fees	2,717	3,722
Trustees' fees and expenses	1,144	822
Chief Compliance Officer fees	1,133	690
Accrued other expenses	177,908	3,971
Total liabilities	83,489,276	263,281

Net Assets	$7,620,908,415	$57,390,491
Components of Net Assets::
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	6,153,083,711	47,179,988
Total distributable earnings	1,467,824,704	10,210,503

Net Assets	$7,620,908,415	$57,390,491

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$200,100,351	$6,540,375
Shares of beneficial interest issued and outstanding	12,116,691	506,646
Net asset value, offering and redemption price per share	$16.51	$12.91

Institutional Class:
Net assets applicable to shares outstanding	$7,420,808,064	$50,850,116
Shares of beneficial interest issued and outstanding	447,681,160	3,925,110
Net asset value, offering and redemption price per share	$16.58	$12.96

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2019

	WCM Focused Global Growth Fund	WCM International Small Cap Growth Fund
Assets:
Investments, at cost	$84,812,323	$10,922,687
Foreign currency, at cost	10,252	—
Investments, at value	$98,647,095	$11,900,696
Foreign currency, at value	10,252	-
Receivables:
Investment securities sold	-	128,996
Fund shares sold	100,620	102,000
Dividends and interest	68,536	16,759
Due from Advisor	-	16,276
Prepaid expenses	30,398	4,987
Total assets	98,856,901	12,169,714

Liabilities:
Payables:
Investment securities purchased	128,788	156,016
Fund shares redeemed	46,122	-
Advisory fees	53,748	-
Shareholder servicing fees (Note 7)	16,822	1,596
Distribution fees (Note 8)	941	-
Fund administration fees	17,502	9,313
Custody fees	8,211	20,667
Fund accounting fees	20,561	21,683
Transfer agent fees and expenses	15,508	7,496
Shareholder reporting fees	3,007	1,098
Auditing fees	18,400	18,400
Trustees' deferred compensation (Note 3)	2,076	2,004
Legal fees	4,204	4,449
Trustees' fees and expenses	816	677
Chief Compliance Officer fees	799	1,593
Accrued other expenses	4,125	2,879
Total liabilities	341,630	247,871

Net Assets	$98,515,271	$11,921,843
Components of Net Assets::
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	84,107,003	11,064,548
Total distributable earnings	14,408,268	857,295

Net Assets	$98,515,271	$11,921,843

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$4,541,317	$-
Shares of beneficial interest issued and outstanding	272,181	-
Net asset value, offering and redemption price per share	$16.68	$-

Institutional Class:
Net assets applicable to shares outstanding	$93,973,954	$11,921,843
Shares of beneficial interest issued and outstanding	5,571,183	765,531
Net asset value, offering and redemption price per share	$16.87	$15.57

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2019

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund
Investment Income:
Dividends (net of foreign withholding taxes of $9,978,957 and $54,787, respectively)	$83,372,674	$450,149
Interest	6,715,212	50,979
Total investment income	90,087,886	501,128

Expenses:
Advisory fees	54,112,972	428,959
Shareholder servicing fees (Note 7)	4,764,913	25,993
Fund administration fees	3,279,532	55,606
Custody fees	1,374,849	69,152
Fund accounting fees	712,713	69,575
Transfer agent fees and expenses	512,051	30,193
Distribution fees (Note 8)	368,683	21,164
Registration fees	246,875	34,000
Shareholder reporting fees	186,999	4,325
Miscellaneous	175,463	10,800
Trustees' fees and expenses	33,999	7,800
Legal fees	32,001	9,002
Auditing fees	18,400	18,398
Insurance fees	15,981	1,645
Chief Compliance Officer fees	6,187	5,687

Total expenses	65,841,618	792,299
Advisory fees waived	-	(428,959)
Other expenses absorbed	-	(363,340)
Net expenses	65,841,618	-
Net investment income (loss)	24,246,268	501,128

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(79,892,175)	(409,093)
Foreign currency transactions	(327,938)	(25,499)
Net realized gain (loss)	(80,220,113)	(434,592)
Net change in unrealized appreciation/depreciation on:
Investments	611,033,973	4,243,244
Foreign currency translations	30,110	578
Net change in unrealized appreciation/depreciation	611,064,083	4,243,822
Net increase from payment by affiliates	-	327
Net realized and unrealized gain	530,843,970	3,809,557

Net Increase in Net Assets from Operations	$555,090,238	$4,310,685

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year Ended April 30, 2019

	WCM Focused Global Growth Fund	WCM International Small Cap Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $22,946 and $5,944, respectively)	$495,881	$54,214
Interest	35,054	7,960
Total investment income	530,935	62,174

Expenses:
Advisory fees	503,244	78,848
Shareholder servicing fees (Note 7)	78,553	3,930
Fund administration fees	71,973	45,048
Custody fees	27,907	57,013
Fund accounting fees	62,281	63,023
Transfer agent fees and expenses	36,160	19,350
Distribution fees (Note 8)	10,016	-
Registration fees	32,487	21,999
Shareholder reporting fees	8,500	2,122
Miscellaneous	12,527	8,884
Trustees' fees and expenses	7,800	7,800
Legal fees	8,002	7,669
Auditing fees	18,400	18,402
Insurance fees	1,697	1,631
Chief Compliance Officer fees	5,687	6,687

Total expenses	885,234	342,406
Advisory fees waived	(194,149)	(78,848)
Other expenses absorbed	-	(153,170)
Net expenses	691,085	110,388
Net investment income (loss)	(160,150)	(48,214)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,484,454	85,250
Foreign currency transactions	(305)	3,657
Net realized gain (loss)	2,484,149	88,907
Net change in unrealized appreciation/depreciation on:
Investments	10,551,280	465,556
Foreign currency translations	(2)	4,926
Net change in unrealized appreciation/depreciation	10,551,278	470,482
Net increase from payment by affiliates	-	-
Net realized and unrealized gain	13,035,427	559,389

Net Increase in Net Assets from Operations	$12,875,277	$511,175

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$24,246,268	$22,264,652
Net realized gain (loss) on investments and foreign currency transactions	(80,220,113)	126,893,349
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	611,064,083	492,867,674
Net increase in net assets resulting from operations	555,090,238	642,025,675

Distributions to Shareholders:
Distributions[1]:
Investor Class	(5,995,137)
Institutional Class	(237,902,363)
Total Distributions to Shareholders	(243,897,500)

Distributions to Shareholders:
Distributions:
From net investment income:
Investor Class		(461,292)
Institutional Class		(22,525,811)
From net realized gain:
Investor Class		(18,176)
Institutional Class		(498,416)
Total distributions to shareholders		(23,503,695)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	81,106,380	95,692,323
Institutional Class	3,001,140,133	2,007,668,856
Reinvestment of distributions:
Investor Class	5,972,562	399,315
Institutional Class	203,025,880	21,116,751
Cost of shares redeemed:
Investor Class[2]	(57,439,329)	(78,124,337)
Institutional Class[3]	(1,662,910,274)	(713,596,362)
Net increase in net assets from capital transactions	1,570,895,352	1,333,156,546

Total increase in net assets	1,882,088,090	1,951,678,526

Net Assets:
Beginning of period	5,738,820,325	3,787,141,799
End of period[4]	$7,620,908,415	$5,738,820,325
Capital Share Transactions:
Shares sold:
Investor Class	5,227,282	6,339,991
Institutional Class	193,395,688	130,790,064
Shares reinvested:
Investor Class	416,787	25,913
Institutional Class	14,128,454	1,365,896
Shares redeemed:
Investor Class	(3,735,956)	(4,990,465)
Institutional Class	(109,787,274)	(46,115,297)
Net increase in capital share transactions	99,644,981	87,416,102

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS- Continued

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.

[2]	Net of redemption fees of $4,078 and $11,678, respectively.
[3]	Net of redemption fees of $70,894 and $105,649, respectively.
[4]	End of year net assets included accumulated undistributed net investment income of $13,193,102 for the year ended April 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$501,128	$317,333
Net realized gain (loss) on investments and foreign currency transactions	(434,592)	1,643,801
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	4,243,822	3,447,907
Net increase from payment by affiliates	327	-
Net increase in net assets resulting from operations	4,310,685	5,409,041

Distributions to Shareholders:
Distributions[1]:
Investor Class	(63,273)
Institutional Class	(312,406)
Total Distributions to Shareholders	(375,679)

Distributions to Shareholders:
Distributions:
From net investment income:
Investor Class		(63,771)
Institutional Class		(155,147)
Total distributions to shareholders		(218,918)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	2,583,652	1,373,403
Institutional Class	35,046,463	3,731,348
Reinvestment of distributions:
Investor Class	63,084	63,771
Institutional Class	163,133	150,691
Cost of shares redeemed:
Investor Class[2]	(5,295,385)	(892,230)
Institutional Class	(10,306,471)	(5,128,710)
Net increase (decrease) in net assets from capital transactions	22,254,476	(701,727)

Total increase in net assets	26,189,482	4,488,396

Net Assets:
Beginning of period	31,201,009	26,712,613
End of period[3]	$57,390,491	$31,201,009
Capital Share Transactions:
Shares sold:
Investor Class	223,214	114,207
Institutional Class	3,073,272	304,756
Shares reinvested:
Investor Class	5,820	5,400
Institutional Class	14,994	12,706
Shares redeemed:
Investor Class	(442,552)	(75,919)
Institutional Class	(947,058)	(448,369)
Net increase (decrease) in capital share transactions	1,927,690	(87,219)

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS- Continued

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in 2018.
[2]	Net of redemption fees of $463 and $50, respectively.
[3]	End of year net assets included accumulated undistributed net investment income of $106,149 for the year ended April 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(160,150)	$(5,694)
Net realized gain on investments and foreign currency transactions	2,484,149	614,291
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	10,551,278	2,302,014
Net increase in net assets resulting from operations	12,875,277	2,910,611

Distributions to Shareholders:
Distributions[1]:
Investor Class	(105,216)
Institutional Class	(1,908,045)
Total Distributions to Shareholders	(2,013,261)

Distributions to Shareholders:
Distributions
From net investment income:
Investor Class		(8,323)
Institutional Class		(47,509)
From net realized gain:
Investor Class		(41,156)
Institutional Class		(234,915)
Total distributions to shareholders		(331,903)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,374,706	1,144,784
Institutional Class	76,466,141	24,252,800
Reinvestment of distributions:
Investor Class	105,216	49,479
Institutional Class	1,907,702	65,323
Cost of shares redeemed:
Investor Class[2]	(944,914)	(581,637)
Institutional Class[3]	(26,920,043)	(6,130,598)
Net increase in net assets from capital transactions	51,988,808	18,800,151

Total increase in net assets	62,850,824	21,378,859

Net Assets:
Beginning of period	35,664,447	14,285,588
End of period[4]	$98,515,271	$35,664,447
Capital Share Transactions:
Shares sold:
Investor Class	89,585	78,690
Institutional Class	5,049,958	1,655,119
Shares reinvested:
Investor Class	7,197	3,405
Institutional Class	129,161	4,471
Shares redeemed:
Investor Class	(61,289)	(39,710)
Institutional Class	(1,741,456)	(427,023)
Net increase in capital share transactions	3,473,156	1,274,952

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in 2018.
[2]	Net of redemption fees of $206 and $203, respectively.
[3]	Net of redemption fees of $44,464 and $86, respectively.
[4]	End of year net assets included accumulated undistributed net investment loss of $0 for the year ended April 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(48,214)	$(8,344)
Net realized gain on investments and foreign currency transactions	88,907	250,830
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	470,482	283,203
Net increase in net assets resulting from operations	511,175	525,689

Distributions to Shareholders:
Distributions[1]:
Institutional class	(411,968)
Total distributions to shareholders	(411,968)

Distributions to Shareholders:
Distributions:
From net investment income:
Institutional class		(24,256)
Total Distributions to Shareholders		(24,256)

Capital Transactions:
Net proceeds from shares sold:
Institutional class	10,923,395	426,200
Reinvestment of distributions:
Institutional class	411,968	24,256
Cost of shares redeemed:
Institutional class[2]	(2,217,247)	(2,687)
Net increase in net assets from capital transactions	9,118,116	447,769

Total increase in net assets	9,217,323	949,202

Net Assets:
Beginning of period	2,704,520	1,755,318
End of period[3]	$11,921,843	$2,704,520
Capital Share Transactions:
Shares sold:
Institutional class	710,714	29,713
Shares reinvested:
Institutional class	31,352	1,790
Shares redeemed:
Institutional class	(159,379)	(187)
Net increase in capital share transactions	582,687	31,316

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in 2018.
[2]	Net of redemption fees of $52 and $27, respectively.
[3]	End of year net assets included accumulated net investment loss of $(750) for the year ended April 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$15.87	$13.84	$12.25	$12.76	$11.83
Income from Investment Operations:
Net investment income[1]	0.03	0.03	0.05	0.05	0.05
Net realized and unrealized gain (loss)	1.15	2.04	1.77	(0.45)	0.92
Total from investment operations	1.18	2.07	1.82	(0.40)	0.97

Less Distributions:
From net investment income	(0.01)	(0.04)	(0.04)	- [2]	- [2]
From net realized gain	(0.53)	- [2]	(0.19)	(0.11)	(0.04)
Total distributions	(0.54)	(0.04)	(0.23)	(0.11)	(0.04)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$16.51	$15.87	$13.84	$12.25	$12.76

Total return[3]	7.99%	14.98%	15.11%	(3.11)%	8.23%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$200,100	$162,025	$122,225	$63,619	$73,267

Ratio of expenses to average net assets	1.24%	1.30%	1.27%	1.28%	1.29%
Ratio of net investment income to average net assets	0.17%	0.21%	0.41%	0.40%	0.38%

Portfolio turnover rate	21%	26%	21%	26%	26%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$15.94	$13.89	$12.29	$12.81	$11.87
Income from Investment Operations:
Net investment income[1]	0.06	0.07	0.08	0.08	0.08
Net realized and unrealized gain (loss)	1.16	2.05	1.77	(0.45)	0.93
Total from investment operations	1.22	2.12	1.85	(0.37)	1.01

Less Distributions:
From net investment income	(0.05)	(0.07)	(0.06)	(0.04)	(0.03)
From net realized gain	(0.53)	- [2]	(0.19)	(0.11)	(0.04)
Total distributions	(0.58)	(0.07)	(0.25)	(0.15)	(0.07)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$16.58	$15.94	$13.89	$12.29	$12.81

Total return[3]	8.25%	15.30%	15.38%	(2.91)%	8.51%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,420,808	$5,576,795	$3,664,917	$2,218,130	$1,076,426

Ratio of expenses to average net assets	1.03%	1.05%	1.02%	1.03%	1.04%
Ratio of net investment income to average net assets	0.38%	0.46%	0.66%	0.64%	0.63%

Portfolio turnover rate	21%	26%	21%	26%	26%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.43	$10.28	$9.44	$9.83	$10.26
Income from Investment Operations:
Net investment income (loss)[1]	0.14	0.13	0.11	0.07	(0.03)
Net realized and unrealized gain (loss)	0.42	2.11	0.80	(0.43)	(0.40)
Net increase from payment by affiliates (Note 3)	- [2]	-	-	-	-
Total from investment operations	0.56	2.24	0.91	(0.36)	(0.43)

Less Distributions:
From net investment income	(0.08)	(0.09)	(0.07)	(0.03)	-
From net realized gain	-	-	-	-	- [2]
Total distributions	(0.08)	(0.09)	(0.07)	(0.03)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	-	-
Net asset value, end of period	$12.91	$12.43	$10.28	$9.44	$9.83

Total return[3]	4.64%	21.87%	9.71%	(3.69)%	(4.19)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,540	$8,950	$6,955	$5,671	$5,245

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.05%	2.26%	2.59%	3.16%	4.74%
After fees waived and expenses absorbed	0.00%	0.00%	0.00%	0.29%	1.65%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.88)%	(1.17)%	(1.47)%	(2.10)%	(3.37)%
After fees waived and expenses absorbed	1.17%	1.09%	1.12%	0.77%	(0.28)%

Portfolio turnover rate	48%	47%	50%	49%	37%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.47	$10.32	$9.47	$9.87	$10.28
Income from Investment Operations:
Net investment income[1]	0.14	0.13	0.11	0.07	- [2]
Net realized and unrealized gain (loss)	0.43	2.11	0.81	(0.43)	(0.41)
Net increase from payment by affiliates (Note 3)	- [2]	-	-	-	-
Total from investment operations	0.57	2.24	0.92	(0.36)	(0.41)

Less Distributions:
From net investment income	(0.08)	(0.09)	(0.07)	(0.04)	-
From net realized gain	-	-	-	-	- [2]
Total distributions	(0.08)	(0.09)	(0.07)	(0.04)	-

Redemption fee proceeds[1]	- [2]	-	-	-	-
Net asset value, end of period	$12.96	$12.47	$10.32	$9.47	$9.87

Total return[3]	4.70%	21.79%	9.79%	(3.65)%	(3.99)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$50,850	$22,251	$19,758	$10,989	$8,532

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.80%	2.01%	2.34%	2.91%	4.49%
After fees waived and expenses absorbed	0.00%	0.00%	0.00%	0.24%	1.40%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.63)%	(0.92)%	(1.22)%	(1.85)%	(3.12)%
After fees waived and expenses absorbed	1.17%	1.09%	1.12%	0.82%	(0.03)%

Portfolio turnover rate	48%	47%	50%	49%	37%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.96	$13.00	$12.80	$12.54	$11.31
Income from Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.04)	0.17	0.02	0.01
Net realized and unrealized gain	2.21	2.22	1.52	0.29	1.37
Total from investment operations	2.13	2.18	1.69	0.31	1.38

Less Distributions:
From net investment income	-	(0.04)	(0.25)	-	-
From net realized gain	(0.41)	(0.18)	(1.25)	(0.05)	(0.15)
Total distributions	(0.41)	(0.22)	(1.50)	(0.05)	(0.15)

Redemption fee proceeds[1]	- [2]	- [2]	0.01	- [2]	-
Net asset value, end of period	$16.68	$14.96	$13.00	$12.80	$12.54

Total return[3]	14.59%	16.81%	14.40%	2.45%	12.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,541	$3,540	$2,526	$345	$122

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.73%	2.29%	5.52%	2.28%	64.67%
After fees waived and expenses absorbed	1.40%	1.40%	0.00%	0.83%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.83)%	(1.13)%	(4.22)%	(1.28)%	(63.12)%
After fees waived and expenses absorbed	(0.50)%	(0.24)%	1.30%	0.17%	0.05%

Portfolio turnover rate	48%	38%	46%	233%	42%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$15.06	$13.05	$12.85	$12.57	$11.33
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	- [2]	0.16	0.04	0.10
Net realized and unrealized gain	2.25	2.23	1.55	0.29	1.31
Total from investment operations	2.21	2.23	1.71	0.33	1.41

Less Distributions:
From net investment income	-	(0.04)	(0.26)	-	(0.02)
From net realized gain	(0.41)	(0.18)	(1.25)	(0.05)	(0.15)
Total distributions	(0.41)	(0.22)	(1.51)	(0.05)	(0.17)

Redemption fee proceeds[1]	0.01	- [2]	- [2]	-	-
Net asset value, end of period	$16.87	$15.06	$13.05	$12.85	$12.57

Total return[3]	15.09%	17.13%	14.35%	2.69%	12.53%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$93,974	$32,124	$11,760	$386	$411

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.48%	2.04%	5.27%	1.90%	64.42%
After fees waived and expenses absorbed	1.15%	1.15%	0.00%	0.69%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.58)%	(0.88)%	(3.97)%	(0.90)%	(62.87)%
After fees waived and expenses absorbed	(0.25)%	0.01%	1.30%	0.31%	0.30%

Portfolio turnover rate	48%	38%	46%	233%	42%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,			For the Period November 30, 2015* through April 30,
	2019	2018	2017	2016
Net asset value, beginning of period	$14.79	$11.58	$10.08	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.09)	(0.05)	(0.02)	(0.01)
Net realized and unrealized gain	1.37	3.41	1.51	0.15
Net increase from payment by affiliates	-	-	0.01	-
Total from investment operations	1.28	3.36	1.50	0.14

Less Distributions:
From net investment income	-	-	-	(0.06)
From net realized gain	(0.50)	(0.15)	-	-
Total distributions	(0.50)	(0.15)	-	(0.06)

Redemption fee proceeds[1]	- [2]	- [2]	-	-
Net asset value, end of period	$15.57	$14.79	$11.58	$10.08

Total return[3]	9.29%	29.18%	14.88%[4]	1.39%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,922	$2,705	$1,755	$624

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.34%	11.35%	19.60%	39.92%[6]
After fees waived and expenses absorbed	1.40%	1.40%	1.40%	1.40%[6]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(3.55)%	(10.33)%	(18.43)%	(38.75)%[6]
After fees waived and expenses absorbed	(0.61)%	(0.38)%	(0.23)%	(0.23)%[6]

Portfolio turnover rate	81%	58%	59%	18%[5]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	The Advisor reimbursed the Fund $1,927 for losses from a trade error. Payments had impact of 0.10% to the total return.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

WCM Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2019

Note 1 – Organization

WCM Focused International Growth Fund (the ‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”) and WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares. The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Global Growth Fund commenced investment operations on June 28, 2013.

The International Small Cap Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers one class of shares, Institutional Class. The International Small Cap Growth Fund commenced investment operations on November 30, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments in an open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Equity Certificates

The Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.

At April 30, 2019, International Small Cap Growth Fund and Emerging Markets Fund had unrealized appreciation of $417 and $156,186 as a result of its investments in these financial instruments. The aggregate market values of these certificates for International Small Cap Growth Fund and Emerging Markets represented 0.8% and 1.2% of the total market value of investments at April 30, 2019.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended April 30, 2016-2019 for the International Growth, Emerging Markets, Global Growth and International Small Cap Growth, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Certain funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreement, the International Growth Fund, Emerging Markets Fund, Global Growth Fund and International Small Cap Growth Fund pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until August 31, 2028, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Investor Class†	Total Limit on Annual Operating Expenses Institutional Shares†
International Growth Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.00%	1.65%	1.40%
Global Growth Fund	0.85%	1.40%	1.15%
International Small Cap Growth Fund	1.00%	-	1.40%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

In addition to its contractual expense limitation, the Advisor has voluntarily agreed to waive all of its fees and pay all of the operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) of the Emerging Markets Fund from July 1, 2015 through April 30, 2019. The Advisor will not seek recoupment of any advisory fees it waived or Fund expenses it paid during such period.

For the year ended April 30, 2019, the Advisor waived its advisory fees and absorbed other expenses totaling $792,299, $194,149 and $232,018 for the Emerging Markets Fund, Global Growth Fund and International Small Cap Growth Fund, respectively. The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor has voluntarily agreed not to seek recoupment of advisory fees waived or Fund expenses paid from the Emerging Markets Fund and Global Growth Fund during the period July 1, 2015 through April 30, 2017. Additionally, the Advisor has voluntarily agreed not to seek recoupment of advisory fees waived or Fund expenses paid from the Emerging Markets Fund during the period May 1, 2017 through April 30, 2019. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At April 30, 2019, the amount of these potentially recoverable expenses was $0, $386,613, and $694,177 for the Emerging Markets Fund, Global Growth Fund and International Small Cap Growth Fund, respectively. The Advisor may recapture all or a portion of these amounts no later than April 30, of the years stated below:

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019

	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
2020	$-	$-	$244,074
2021	-	192,464	218,085
2022	-	194,149	232,018
Total	$-	$386,613	$694,177

The Advisor reimbursed the Emerging Markets Fund $327 for losses from a trade error during this fiscal period. This amount is reported on the Fund’s Statements of Operations, Statements of Changes, and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended April 30, 2019 are reported on the Statements of Operations.

Natixis Distribution, L.P., an affiliate of the Advisor, serves as the Funds’ distributor (the “Distributor”). Prior to April 22, 2019, IMST Distributors, LLC was the Funds’ distributor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended April 30, 2019, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended April 30, 2019, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At April 30, 2019, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Cost of investments	$5,986,061,825	$46,915,513	$85,012,832	$10,977,571

Gross unrealized appreciation	$1,724,924,094	$11,425,247	$14,469,172	$1,525,196
Gross unrealized depreciation	(107,998,422)	(1,101,011)	(834,909)	(602,071)
Net unrealized appreciation on investments	$1,616,925,672	$10,324,236	$13,634,263	$923,125

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or net asset value per share. For the year ended April 30, 2019, permanent differences in book and tax accounting have been reclassified to paid-in-capital and distributable earnings/(accumulated deficit) as follows:

	Paid in Capital	Total Distributable Earnings/(Accumulated Deficit)
International Growth Fund	$1,822	$(1,822)
Emerging Markets Fund	$-	$-
Global Growth Fund	$(14,645)	$14,645
International Small Cap Growth Fund	$(26,861)	$26,861

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019

As of April 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Undistributed ordinary income	$15,538,464	$211,608	$-	$-
Undistributed long-term capital gains	-	-	1,196,807	-
Tax accumulated earnings	15,538,464	211,608	1,196,807	-

Accumulated capital and other losses	(164,645,281)	(324,658)	(422,684)	(70,752)
Unrealized appreciation (depreciation) on foreign currency	5,849	(683)	(118)	4,922
Unrealized appreciation on investments	1,616,925,672	10,324,236	13,634,263	923,125
Total accumulated earnings	$1,467,824,704	$10,210,503	$14,408,268	$857,295

The tax character of the distributions paid during the fiscal years ended April 30, 2019 and April 30, 2018, for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, and International Small Cap Growth Fund were as follows:

	International Growth Fund		Emerging Markets Fund
Distributions paid from:	2019	2018	2019	2018
Ordinary Income	$28,843,574	$22,987,103	$375,679	$218,918
Net long-term capital gains	215,053,926	516,592	-	-
Total distributions paid	$243,897,500	$23,503,695	$375,679	$218,918

	Global Growth Fund		International Small Cap Growth Fund
Distributions paid from:	2019	2018	2019	2018
Ordinary Income	$164,717	$55,809	$138,803	$-
Net long-term capital gains	1,848,544	276,094	273,165	24,256
Total distributions paid	$2,013,261	$331,903	$411,968	$24,256

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019

At April 30, 2019, the Funds had accumulated capital loss carryforwards as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Not subject to expiration:
Short-term	$-	$322,412	$-	$-
Long-term	-	-	-	-
Total	$-	$322,412	$-	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of April 30, 2019, Global Growth Fund and International Small Cap Growth Fund had qualified Late-Year Losses of $115,542 and $13,613, respectively.

As of April 30, 2019, International Growth Fund, Global Growth Fund, and International Small Cap Growth Fund had qualified Post October Losses of $164,600,511, $304,971 and $55,199, respectively.

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended April 30, 2019 and for the year ended April 30, 2018, redemption fees were as follows:

	April 30, 2019	April 30, 2018
International Growth Fund	$74,972	$117,327
Emerging Markets Fund	463	50
Global Growth Fund	44,670	289
International Small Cap Growth Fund	52	27

Note 6 – Investment Transactions

For the year ended April 30, 2019, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
International Growth Fund	$2,714,802,975	$1,316,168,098
Emerging Markets Fund	41,343,242	19,414,084
Global Growth Fund	76,082,992	28,144,412
International Small Cap Growth Fund	14,238,204	5,974,962

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended April 30, 2019, for the International Growth Fund, Emerging Markets Fund, Global Growth Fund and International Small Cap Growth Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to the Distributor. The Institutional Class shares do not pay any distribution fees.

For the year ended April 30, 2019, for the International Growth Fund, Emerging Markets Fund and Global Growth Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2019, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks
Australia	$307,530,685	$-	$-	$307,530,685
Canada	725,202,356	-	-	725,202,356
China	302,024,526	-	-	302,024,526
Denmark	379,961,479	-	-	379,961,479
France	952,262,508	-	-	952,262,508
Germany	253,377,765	-	-	253,377,765
Hong Kong	285,120,485	-	-	285,120,485
India	271,554,716	-	-	271,554,716
Ireland	515,803,094	-	-	515,803,094
Japan	-	313,209,130	-	313,209,130
Mexico	193,785,518	-	-	193,785,518
Netherlands	186,380,193	-	-	186,380,193
Spain	191,909,552	-	-	191,909,552
Sweden	147,628,410	-	-	147,628,410
Switzerland	957,521,685	-	-	957,521,685
Taiwan	262,346,002	-	-	262,346,002
United Kingdom	557,905,922	-	-	557,905,922
United States	493,706,934	-	-	493,706,934
Short-Term Investments	305,756,537	-	-	305,756,537
Total Investments	$7,289,778,367	$313,209,130	$-	$7,602,987,497

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stock
Argentina	$3,077,074	$-	$-	$3,077,074
Brazil	1,719,736	-	-	1,719,736
China	14,886,227	-	-	14,886,227
Czech Republic	714,856	-	-	714,856
Hong Kong	3,117,962	-	-	3,117,962
India	5,615,703	-	-	5,615,703
Indonesia	2,174,449	-	-	2,174,449
Mexico	3,900,670	-	-	3,900,670
Peru	888,375	-	-	888,375
Russia	2,628,260	-	-	2,628,260
South Africa	2,054,250	-	-	2,054,250
South Korea	2,744,939	-	-	2,744,939
Spain	662,726	-	-	662,726
Switzerland	1,395,822	-	-	1,395,822
Taiwan	4,611,379	-	-	4,611,379
Thailand	1,473,771	-	-	1,473,771
United Arab Emirates	1,473,691	-	-	1,473,691
United States	964,957	-	-	964,957
Vietnam	-	478,839	-	478,839
Equity Certificates	-	694,725	-	694,725
Short-Term Investments	1,961,338	-	-	1,961,338
Total Investments	$56,066,185	$1,173,564	$-	$57,239,749

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019

Global Growth Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stock
Argentina	$2,782,353	$-	$-	$2,782,353
Canada	7,053,694	-	-	7,053,694
China	3,323,679	-	-	3,323,679
France	4,129,419	-	-	4,129,419
Germany	2,699,512	-	-	2,699,512
Hong Kong	2,955,525	-	-	2,955,525
India	3,289,652	-	-	3,289,652
Japan	-	3,189,572	-	3,189,572
Netherlands	253,097	-	-	253,097
Sweden	1,511,061	-	-	1,511,061
Switzerland	3,130,091	-	-	3,130,091
Taiwan	2,753,561	-	-	2,753,561
United Kingdom	2,307,310	-	-	2,307,310
United States	55,538,373	-	-	55,538,373
Short-Term Investments	3,730,196	-	-	3,730,196
Total Investments	$95,457,523	$3,189,572	$-	$98,647,095

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019

International Small Cap Growth Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks
Australia	$563,814	$-	$-	$563,814
Brazil	467,643	-	-	467,643
Canada	884,402	-	-	884,402
China	163,615	-	-	163,615
Denmark	168,215	-	-	168,215
Germany	803,486	-	-	803,486
Hong Kong	166,161	-	-	166,161
India	150,430	-	-	150,430
Ireland	142,057	-	-	142,057
Israel	219,352	-	-	219,352
Italy	537,005	-	-	537,005
Japan	-	2,077,627	-	2,077,627
Jersey	133,999	-	-	133,999
Mexico	118,798	-	-	118,798
Netherlands	301,505	-	-	301,505
South Korea	511,692	-	-	511,692
Sweden	1,356,950	-	-	1,356,950
Switzerland	594,062	-	-	594,062
Taiwan	272,743	-	-	272,743
United Arab Emirates	194,548	-	-	194,548
United Kingdom	1,412,553	-	-	1,412,553
United States	112,156	-	-	112,156
Equity Certificates	-	98,895	-	98,895
Short-Term Investments	448,988	-	-	448,988
Total Investments	$9,724,174	$2,176,522	$-	$11,900,696

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.

The effects of derivative instruments on the Statements of Operations for the year ended April 30, 2019, for the International Small Cap Growth Fund are as follows:

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

	Derivatives not designated as hedging instruments	Equity Certificates	Total
Focused Emerging Markets Fund	Equity Contracts	$156,186	$156,186
International Small Cap Growth Fund	Equity Contracts	$417	$417

The Funds’ policies permit the Funds to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract. The forward contracts were bought or sold to protect the Funds, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Funds of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$). As a result, the relative strength of the US$ may be an important factor in the performance of the Funds. For the year ended April 30, 2019, the Funds did not enter into any forward contracts.

Note 12 – New Accounting Pronouncement

In August 2018, the Securities and Exchange Commission (the "SEC") adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Funds are complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Effective May 1, 2019 (the “Effective Date”), the redemption fee for the WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, WCM Global Growth fund and WCM International Small Cap Growth Fund will be removed.

As of the Effective Date, WCM Investment Management (the “Advisor”) has agreed to reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the Emerging Markets Fund, the Global Growth Fund and the International Small Cap Fund as follows:

	Investor Class Shares		Institutional Class Shares
Fund	Current	New	Current	New
Emerging Markets Fund	1.65%	1.50%	1.40%	1.25%
Global Growth Fund	1.40%	1.30%	1.15%	1.05%
International Small Cap Fund	N/A	N/A	1.40%	1.25%

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and
Shareholders of WCM Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, and WCM International Small Cap Growth Fund (the “Funds”), each a series of Investment Managers Series Trust (the “Trust”), including the schedules of investments, as of April 30, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, with respect to WCM International Small Cap Growth Fund the financial highlights for each of the three years in the period then ended and for the period November 30, 2015 (commencement of operations) to April 30, 2016, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of April 30, 2019, the results of their operations, the changes in their net assets, and their financial highlights for periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania June 27, 2019

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited)

For Federal income tax purposes, the International Growth Fund, the Global Growth Fund, and the International Small Cap Growth Fund designates long-term capital gain dividends of $215,053,926, $1,848,544 and $273,165, respectively, or amounts determined to be necessary, for the year ended April 30, 2019.

For the year ended April 30, 2019, 100.00%, 76.15%, 100.00%, and 81.82% of dividends paid from net investment income, including short-term capital gains from the International Growth Fund, Emerging Markets Fund, Global Growth Fund, and the International Small Cap Growth Fund, respectively, are designated as qualified dividend income.

For the year ended April 30, 2019, 1.13%, 0.00%, 100.00%, and 0.00% of the dividends paid from net investment income, including short-term capital gains from the International Growth Fund, Emerging Markets Fund, Global Growth Fund, and International Small Cap Growth Fund, respectively, are designated as dividends received deduction available to corporate shareholders.

Pursuant to Section 853 of the Internal Revenue Code of 1986, the International Growth Fund designates $30,693,581 of income derived from foreign sources and $8,504,306 of foreign taxes paid or the amounts deemed necessary, for the year ended April 30, 2019.

Pursuant to Section 853 of the Internal Revenue Code of 1986, the Emerging Markets Fund designates $506,078 of income derived from foreign sources and $54,786 of foreign taxes paid or the amounts deemed necessary, for the year ended April 30, 2019.

Of the ordinary income (including short-term capital gain) distributions made during the year ended April 30, 2019 the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock is:

	Foreign Source Income	Foreign Taxes Paid
International Growth Fund	$0.0668	$0.0185
Emerging Markets Fund	$0.1142	$0.0124

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 988-9801. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present). Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	4	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	4	Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 – 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006). Senior Vice President, Oppenheimer Management Company (1983 – 1996). Chairman, NICSA, an investment management trade association (1993 – 1996).	4	None.
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	4	Investment Managers Series Trust II, a registered investment company (includes 10 portfolios).
Interested Trustees:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund. Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016). Chairman (2018 – present), Foothill Capital Management, LLC, a registered investment advisor.	4	Investment Managers Series Trust II, a registered investment company (includes 10 portfolios).
Maureen Quill a* (born 1963) Trustee and President	Since June 2014

President, UMB Distribution Services (March 2013 – present), EVP/Executive President Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc. President, Investment Managers Series Trust (June 2014 – June 2019); Vice President, Investment Managers Series Trust (December 2013 – June 2014).

			N/A	N/A

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC. Co-President (2018 – present), Foothill Capital Management, LLC, a registered investment advisor.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC. Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016). Co-President (2018 – present), Foothill Capital Management, LLC, a registered investment advisor.	N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present). Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015). Chief Compliance Officer (2018 – present), Foothill Capital Management, LLC, a registered investment advisor.	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014	Principal, Dziura Compliance Consulting, LLC (October 2014 – present). Managing Director, Cipperman Compliance Services (2010 – September 2014). Chief Compliance Officer, Hanlon Investment Management (2009 – 2010). Vice President – Compliance, Morgan Stanley Investment Management (2000 – 2009).	N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC and Foothill Capital Management, LLC.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on December 5-6, 2018, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and WCM Investment Management (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and together, the “Funds”):

●	the WCM Focused Emerging Markets Fund (the “WCM Emerging Markets Fund”),

●	the WCM Focused Global Growth Fund (the “WCM Global Fund”),

●	the WCM Focused International Growth Fund (the “WCM International Fund”), and

●	the WCM International Small Cap Growth Fund (the “WCM Small Cap Fund”).

In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended September 30, 2018; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The WCM Emerging Markets Fund’s annualized total returns for the one- and three-year periods were above the Peer Group and Diversified Emerging Markets Fund Universe median returns and the MSCI Emerging Markets Index returns. The Fund’s annualized total return for the five-year period was above the Fund Universe median return, but below the Index return by 0.22% and the Peer Group median return by 0.38%. The Fund received a four-star rating from Morningstar in 2018. The Trustees noted the Investment Advisor’s explanation that the Fund’s underperformance over the five-year period was primarily due to stock selection, and that overweight allocations to the consumer staples and health care sectors and no allocation to the energy sector also detracted from the Fund’s relative performance.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The WCM Global Fund’s annualized total returns for the one- and five-year periods were above the Peer Group and World Large Stock Fund Universe median returns and the MSCI All Country World Index returns. The Fund’s annualized total return for the three-year period was above the Fund Universe median return and the Index return, but below the Peer Group median return by 0.40%. The Fund received five-star ratings from Morningstar in 2017 and 2018. The Trustees considered the Investment Advisor’s assertion that for the three-year period, the Fund’s underperformance was attributable to a period in 2016 when value stocks generally outperformed growth stocks, and lower quality securities, as measured by return on equity, outperformed higher quality securities.

●	The WCM International Fund’s annualized total returns for the one-, three-, and five-year periods were above the returns of the MSCI All Country World ex-U.S. Index, and above the median returns of the Peer Group and Foreign Large Growth Fund Universe.

●	The WCM Small Cap Fund’s total return for the one-year period was above the MSCI All Country World ex-U.S. Index return and the Peer Group and Foreign Small/Mid Growth Fund Universe median returns.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The WCM Emerging Market Fund’s annual investment advisory fee (gross of fee waivers) was slightly above the Peer Group and Diversified Emerging Markets Fund Universe medians by 0.005% and 0.02%, respectively. The Trustees noted that the Fund’s advisory fee was the same as advisory fee that the Investment Advisor charges to manage private funds using the same strategy as the Fund, but higher than the fees that the Investment Advisor charges to manage separate accounts for institutional clients and to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients, that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor, and that the Investment Advisor has contractually agreed to limit the Fund’s total operating expenses. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group median and Fund Universe median by 0.21% and 0.26%, respectively. The Trustees noted, however, that the Investment Advisor has voluntarily agreed to waive all of its fees and pay all of the operating expenses for the Fund until April 2019. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The WCM Global Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and World Large Stock Fund Universe medians by 0.05% and 0.08%, respectively. The Trustees considered the Investment Advisor’s explanation that the costs involved in managing the Fund are high, as the Investment Advisor does not rely on screening techniques, but instead performs extensive research not done by its competitors, such as traveling to companies in order to determine the competitive advantage of every prospective investment by the Fund, and that the recent hiring of additional analysts adds to the cost of managing the Fund. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges to manage separate accounts and private funds using the same strategy as the Fund, but higher than the sub-advisory fee that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients, and that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also noted that as the Fund’s advisor, the Investment Advisor has contractually agreed to limit the Fund’s total expenses. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.13% and 0.22%, respectively. The Trustees observed that the Fund’s total expenses are high in part because the Fund’s advisory fee is high. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The WCM International Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Foreign Large Growth Fund Universe medians by 0.0175% and 0.147%, respectively. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges to manage separate accounts and private funds using the same strategy as the Fund, but higher than the sub-advisory fee that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients, and that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.08% and 0.17%, respectively. The Trustees considered the Investment Advisor’s observation that the total expenses paid by the Fund are not within the highest quartile of total expenses of Peer Group funds. The Trustees also noted that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The WCM Small Cap Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Foreign Small/Mid Growth Fund Universe medians. The Trustees noted that the Fund’s advisory fee was higher than the sub-advisory fees that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor, and that the Investment Advisor has contractually agreed to limit the Fund’s total operating expenses. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.15% and 0.27%, respectively. The Trustees noted, however, that the average net assets of the Fund were very low and were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended September 30, 2018, noting that the Investment Advisor had waived its entire advisory fee and paid all of the operating expenses for the WCM Emerging Markets Fund and WCM Small Cap Fund; had waived a significant portion of its advisory fee with respect to the WCM Global Fund; and had not realized a profit with respect to the WCM Emerging Markets Fund, WCM Global Fund, and WCM Small Cap Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the WCM International Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the WCM Emerging Markets Fund, WCM Global Fund, and WCM Small Cap Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow. With respect to the WCM International Fund, the Board noted that the Investment Advisor was sharing the benefits of economies of scale with the Fund’s shareholders by making additional investments with respect to personnel, compliance and regulatory monitoring, network infrastructure and cybersecurity, and updates to the office space to accommodate those investments, in order to ensure the level and quality of service to the Funds, and that the Investment Advisor has indicated that it would consider fee breakpoints at appropriate levels.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement with respect to each Fund.

WCM Funds

EXPENSE EXAMPLES

For the Six Months Ended April 30, 2019 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Focused International Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/18	4/30/19	11/1/18 – 4/30/19
Investor Class	Actual Performance	$1,000.00	$1,148.70	$6.49
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.76	6.09
Institutional Class	Actual Performance	1,000.00	1,150.40	5.53
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.65	5.19

*	Expenses are equal to the Fund’s annualized expense ratio of 1.22% and 1.04% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2019 (Unaudited)

Focused Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/18	4/30/19	11/1/18 – 4/30/19
Investor Class	Actual Performance	$1,000.00	$1,237.50	$-
	Hypothetical (5% annual return before expenses)	1,000.00	1,024.79	-
Institutional Class	Actual Performance	1,000.00	1,237.60	-
	Hypothetical (5% annual return before expenses)	1,000.00	1,024.79	-

*	Expenses are equal to the Fund’s annualized expense ratio of 0.00% and 0.00% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Focused Global Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/18	4/30/19	11/1/18 – 4/30/19
Investor Class	Actual Performance	$1,000.00	$1,167.70	$7.54
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.83	7.02
Institutional Class	Actual Performance	1,000.00	1,169.60	6.20
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.08	5.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40% and 1.15% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

International Small Cap Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/18	4/30/19	11/1/18 – 4/30/19
Actual Performance	$1,000.00	$1,151.30	$7.47
Hypothetical (5% annual return before expenses)	1,000.00	1,017.85	7.00

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

WCM Funds

Each a series of Investment Managers Series Trust

Investment Advisor

WCM Investment Management

281 Brooks Street

Laguna Beach, California 92651

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

FUND INFORMATION

	TICKER	CUSIP
WCM Focused International Growth Fund – Investor Class	WCMRX	461418 386
WCM Focused International Growth Fund – Institutional Class	WCMIX	461418 444
WCM Focused Emerging Markets Fund – Investor Class	WFEMX	46141P 842
WCM Focused Emerging Markets Fund – Institutional Class	WCMEX	46141P 834
WCM Focused Global Growth Fund – Investor Class	WFGGX	46141P 826
WCM Focused Global Growth Fund – Institutional Class	WCMGX	46141P 818
WCM International Small Cap Growth Fund – Institutional Class	WCMSX	46141Q 683

Privacy Principles of the WCM Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the WCM Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (888) 988-9801 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds will file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 988-9801.

WCM Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 988-9801

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-988-9801

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 04/30/2019	FYE 04/30/2018
Audit Fees	$62,400	$61,800
Audit-Related Fees	N/A	N/A
Tax Fees	$11,200	$11,200
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 04/30/2019	FYE 04/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 04/30/2019	FYE 04/30/2018
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/2019

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/09/2019